Insurance Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Insurance Liabilities
FUTURE POLICY BENEFITS
Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in Future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant receives life contingent payments over their lifetime. Also included are pension risk transfer arrangements whereby an upfront premium is received in exchange for guaranteed retirement benefits. All payments under these arrangements are fixed and determinable with respect to their amounts and dates.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Future policy benefits for traditional and limited pay contracts were reserved using actuarial assumptions locked-in at contract issuance. These assumptions were only updated when a loss recognition event occurred. Also included in Future policy benefits, were reserves for contracts in loss recognition, including the adjustment to reflect the effect of unrealized gains on fixed maturity securities available for sale with related changes recognized through OCI.
Future policy benefits also included certain guaranteed benefits of annuity products that were not considered embedded derivatives.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
For traditional and limited pay long-duration products, benefit reserves are accrued and benefit expense is recognized using a net premium reserve (“NPR”) methodology for each annual cohort of business. This NPR method incorporates periodic retrospective revisions to the NPR to reflect updated actuarial assumptions and variances in actual versus expected experience. The Future policy benefit liability is accrued by multiplying the gross premium recognized in each period by the net premium ratio. The net premium is equal to the portion of the gross premium required to provide for all benefits and certain expenses and may not exceed 100%. Benefits in excess of premiums are expensed immediately through Policyholder benefits. In addition, periodic revisions to the NPR below 100% may result in reclassification between the benefit reserves and deferred profit liability for limited pay contracts.
Insurance contracts are aggregated into annual cohorts for the purposes of determining the Liability for future policy benefits (“LFPB”), but are not aggregated across segments. These annual cohorts may be further segregated based on product characteristics, or to distinguish business reinsured from non-reinsured business or products issued in different functional currencies. The assumptions used to calculate the future policy benefits include discount rates, persistency and recognized morbidity and mortality tables modified to reflect the Company's experience.
The current discount rate assumption for the liability for future policy benefits is derived from market observable yields on upper-medium-grade fixed income instruments. The Company uses an external index as the source of the yields on these instruments for the first 30 years. For years 30 to 50, the yield is derived using market observable credit spreads. Yields for years 50 to 100 are extrapolated using a flat forward approach, maintaining a constant forward spread through the period. The current discount rate assumption is updated quarterly and used to remeasure the liability at the reporting date, with the resulting change in the discount rate reflected in OCI.
The method for constructing and applying the locked-in discount rate assumptions on newly issued business is determined based on factors such as product characteristics and the expected timing of cash flows. This discount rate assumption is derived from market observable yields on upper-medium-grade fixed income instruments. Similar to the current discount rate assumption, the Company may employ conversion and interpolation methodologies when necessary. The applicable interest accretion is reflected in Policyholder benefits in the Condensed Consolidated Statements of Income (Loss).
The following table presents the transition rollforward of the liability for future policy benefits for nonparticipating contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 liability for future policy benefits balance	$1,309	$282	$11,129	$11,029	$22,206	$45,955
Adjustments for the reclassification to the deferred profit liability	(65)	(8)	—	(766)	(859)	(1,698)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	(14)	2	16	4	55	63
Effect of the remeasurement of the liability at a current single A rate	156	63	2,977	1,655	7,611	12,462
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other	(63)	(60)	4	(292)	—	(411)
Post-adoption January 1, 2021 liability for future policy benefits balance	$1,323	$279	$14,126	$11,630	$29,013	$56,371
Adjustments for the reclassification between the liability for future policy benefits and deferred profit liability represent changes in the net premium ratios that are less than 100% at transition for certain limited pay cohorts, resulting in a reclassification between the two liabilities, with no impact on Retained earnings.
Adjustments for changes in cash flow assumptions represents revised net premium ratios in excess of 100% for certain cohorts at transition, with an offset to Retained earnings.
Prior to adoption, loss recognition for traditional products was adjusted for the effect of unrealized gains on fixed maturity securities available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI.
The effect of the remeasurement at the current single A rate is reported at the transition date and each subsequent balance sheet date, with an offset in AOCI.
The following tables present the balances and changes in the liability for future policy benefits and a reconciliation of the net liability for future policy benefits to the liability for future policy benefits in the Condensed Consolidated Balance Sheets:

Three Months Ended March 31, 2023	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$11,654	$—	$991	$12,645
Effect of changes in discount rate assumptions (AOCI)	—	—	1,872	—	66	1,938
Beginning balance at original discount rate	—	—	13,526	—	1,057	14,583

Three Months Ended March 31, 2023	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for liability durations)
Effect of changes in cash flow assumptions	—	—	—	—	—	—
Effect of actual variances from expected experience	1	—	12	—	3	16
Adjusted beginning of year balance	1	—	13,538	—	1,060	14,599
Issuances	6	—	322	—	—	328
Interest accrual	—	—	106	—	12	118
Net premium collected	(7)	—	(352)	—	(30)	(389)
Foreign exchange impact	—	—	96	—	—	96
Other	—	—	3	—	—	3
Ending balance at original discount rate	—	—	13,713	—	1,042	14,755
Effect of changes in discount rate assumptions (AOCI)	—	—	(1,648)	—	(48)	(1,696)
Balance, end of period	$—	$—	$12,065	$—	$994	$13,059

Present value of expected future policy benefits
Balance, beginning of year	$1,223	$211	$21,179	$12,464	$20,429	$55,506
Effect of changes in discount rate assumptions (AOCI)	167	2	3,424	2,634	1,083	7,310
Beginning balance at original discount rate	1,390	213	24,603	15,098	21,512	62,816
Effect of changes in cash flow assumptions(a)	—	—	—	—	—	—
Effect of actual variances from expected experience(a)	(3)	(1)	26	(5)	—	17
Adjusted beginning of year balance	1,387	212	24,629	15,093	21,512	62,833
Issuances	70	2	318	1,450	3	1,843
Interest accrual	12	3	224	139	257	635
Benefit payments	(32)	(7)	(476)	(228)	(379)	(1,122)
Foreign exchange impact	—	—	277	125	—	402
Other	—	—	1	—	(3)	(2)
Ending balance at original discount rate	1,437	210	24,973	16,579	21,390	64,589
Effect of changes in discount rate assumptions (AOCI)	(141)	3	(3,081)	(2,302)	(492)	(6,013)
Balance, end of period	$1,296	$213	$21,892	$14,277	$20,898	$58,576

Three Months Ended March 31, 2023	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for liability durations)
Net liability for future policy benefits, end of period	1,296	213	9,827	14,277	19,904	45,517
Liability for future policy benefits for certain participating contracts			14		1,326	1,340
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	3,457	—	55	3,512
Deferred profit liability	83	10	16	1,415	871	2,395
Other reconciling items(c)	39	3	493	—	107	642
Future policy benefits for life and accident and health insurance contracts	1,418	226	13,807	15,692	22,263	53,406
Less: Reinsurance recoverable:	(4)	—	(1,187)	(37)	(22,263)	(23,491)
Net liability for future policy benefits after reinsurance recoverable	$1,414	$226	$12,620	$15,655	$—	$29,915

Weighted average liability duration of the liability for future policy benefits(d)	7.7	7.1	12.4	11.5	11.6

Three Months Ended March 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$14,369	$—	$1,274	$15,643
Effect of changes in discount rate assumptions (AOCI)	—	—	(706)	—	(150)	(856)
Beginning balance at original discount rate	—	—	13,663	—	1,124	14,787
Effect of changes in cash flow assumptions	—	—	—	—	—	—
Effect of actual variances from expected experience	—	—	29	—	2	31
Adjusted beginning of year balance	—	—	13,692	—	1,126	14,818
Issuances	4	—	375	—	—	379
Interest accrual	—	—	100	—	13	113
Net premium collected	(4)	—	(355)	—	(30)	(389)
Foreign exchange impact	—	—	(140)	—	—	(140)
Other	—	—	—	—	—	—
Ending balance at original discount rate	—	—	13,672	—	1,109	14,781
Effect of changes in discount rate assumptions (AOCI)	—	—	(339)	—	55	(284)
Balance, end of period	$—	$—	$13,333	$—	$1,164	$14,497

Three Months Ended March 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for liability durations)
Present value of expected future policy benefits
Balance, beginning of year	$1,373	$264	$27,442	$13,890	$27,674	$70,643
Effect of changes in discount rate assumptions (AOCI)	(95)	(46)	(2,717)	(870)	(5,673)	(9,401)
Beginning balance at original discount rate	1,278	218	24,725	13,020	22,001	61,242
Effect of changes in cash flow assumptions(a)	—	—	—	—	—	—
Effect of actual variances from expected experience(a)	1	(2)	38	(5)	(10)	22
Adjusted beginning of year balance	1,279	216	24,763	13,015	21,991	61,264
Issuances	50	5	374	223	3	655
Interest accrual	10	3	221	105	262	601
Benefit payments	(28)	(8)	(523)	(198)	(382)	(1,139)
Foreign exchange impact	—	—	(178)	(93)	—	(271)
Other	—	—	(1)	1	—	—
Ending balance at original discount rate	1,311	216	24,656	13,053	21,874	61,110
Effect of changes in discount rate assumptions (AOCI)	(24)	25	170	(551)	2,705	2,325
Balance, end of period	$1,287	$241	$24,826	$12,502	$24,579	$63,435
Net liability for future policy benefits, end of period	1,287	241	11,493	12,502	23,415	48,938
Liability for future policy benefits for certain participating contracts	—	—	15	—	1,371	1,386
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	4,168	—	55	4,223
Deferred profit liability	81	11	11	1,216	913	2,232
Other reconciling items(c)	29	—	497	—	110	636
Future policy benefits for life and accident and health insurance contracts	1,397	252	16,184	13,718	25,864	57,415
Less: Reinsurance recoverable:	(4)	—	(1,492)	(43)	(25,864)	(27,403)
Net liability for future policy benefits after reinsurance recoverable	$1,393	$252	$14,692	$13,675	$—	$30,012

Weighted average liability duration of the liability for future policy benefits(d)	8.1	7.4	13.6	12.1	12.8
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(a)Effect of changes in cash flow assumptions and variances from actual experience are partially offset by changes in the deferred profit liability.
(b)Additional details can be found in the table that presents the balances and changes in the liability for universal life policies with secondary guarantees and similar features.
(c)Other reconciling items primarily include the Accident and Health as well as Group Benefits (short-duration) contracts.
(d)The weighted average liability durations are calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates and current discount rate, which can be found in the table below.
For the three months ended March 31, 2023 and 2022 in the traditional term life insurance block, capping of net premium ratios at 100% causes our reserves to be higher by $25 million and $14 million, respectively.
The following table presents the amount of undiscounted expected future benefit payments and expected gross premiums for future policy benefits for nonparticipating contracts:

		Three Months Ended March 31,
(in millions)		2023	2022
Individual Retirement	Expected future benefits and expense	$2,048	$1,757
	Expected future gross premiums	$—	$—
Group Retirement	Expected future benefits and expense	$317	$317
	Expected future gross premiums	$—	$—
Life Insurance	Expected future benefits and expense	$39,028	$38,739
	Expected future gross premiums	$28,964	$29,125
Institutional Markets	Expected future benefits and expense	$29,029	$20,824
	Expected future gross premiums	$—	$—
Corporate and Other *	Expected future benefits and expense	$44,148	$45,468
	Expected future gross premiums	$2,225	$2,389
__________________
*Represents activity ceded to Fortitude Re.
The following table presents the amount of revenue and interest recognized in the Condensed Consolidated Statement of Income (Loss) for future policy benefits for nonparticipating contracts:

	Gross Premiums Three Months Ended March 31,		Interest Accretion Three Months Ended March 31,
(in millions)	2023	2022	2023	2022
Individual Retirement	$75	$51	$12	$10
Group Retirement	6	8	3	3
Life Insurance	575	582	118	121
Institutional Markets	1,581	244	139	105
Corporate and Other	54	56	245	249
Total	$2,291	$941	$517	$488
The following table presents the weighted-average interest rate for future policy benefits for nonparticipating contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other

March 31, 2023
Weighted-average interest rate, original discount rate	3.65%	5.19%	4.11%	3.76%	4.88%
Weighted-average interest rate, current discount rate	5.33%	4.91%	5.08%	5.04%	5.10%
March 31, 2022
Weighted-average interest rate, original discount rate	3.04%	4.70%	4.12%	3.23%	4.80%
Weighted-average interest rate, current discount rate	3.72%	3.68%	3.72%	3.59%	3.92%
The weighted average interest rates are calculated using projected future net liability cash flows that are aggregated to the segment level, and are represented as an annual rate.
Deferred Profit Liability: Corebridge issues certain annuity and life insurance contracts where premiums are paid up-front or for a shorter period than benefits will be paid (i.e., limited pay contracts). A DPL is required to be established to avoid recognition of gains when these contracts are issued. DPLs are amortized over the life of the contracts to align the revenue recognized with the related benefit expenses. The DPL is amortized in a constant relationship to the amount of discounted insurance in force for life insurance or expected future benefit payments for annuity contracts over the term of the contract.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Limited pay contracts were subject to a lock-in concept and assumptions derived at policy issue were not subsequently updated unless a loss recognition event occurred. The net premiums were recorded as revenue. The difference between the gross premium received and the net premium was deferred and recognized in premiums in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This unearned revenue (deferred profit) was recorded in the Condensed Consolidated Balance Sheets in Other policyholder funds.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
The difference between the gross premium received and recorded as revenue and the net premium is deferred and recognized in Policyholder benefits in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This deferred profit liability accretes interest and is recorded in the Condensed Consolidated Balance Sheets in Future policy benefits. Cash flow assumptions included in the measurement of the DPL are the same as those utilized in the respective LFPBs and are reviewed at least annually. The cash flow estimates for DPLs are updated on a retrospective catch-up basis at the same time as the cash flow estimates for the related LFPBs. The updated LFPB cash flows are used to recalculate the DPL at the inception of the applicable related LFPB cohort. The difference between the recalculated DPL at the beginning of the current reporting period and the carrying amount of the DPL at the current reporting period is recognized as a gain or loss in Policyholder benefits in the Condensed Consolidated Statements of Income (Loss).
The following table presents the transition rollforward for deferred profit liability for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 deferred profit liability balance	$2	$—	$5	$64	$—	$71
Adjustments for the reclassification from/(to) the liability for the future policy benefits	65	8	—	766	859	1,698
Post-adoption January 1, 2021 deferred profit liability balance	$67	$8	$5	$830	$859	$1,769
Adjustments for the reclassification between the liability for future policy benefits and deferred profit liability represent changes in the net premium ratios that are less than 100% at transition for certain limited pay cohorts, resulting in a reclassification between the two liabilities, with no impact on retained earnings.
Additional Liabilities: For universal-life type products, insurance benefits in excess of the account balance are generally recognized as expenses in the period incurred unless the design of the product is such that future charges are insufficient to cover the benefits, in which case an “additional liability” is accrued over the life of the contract. These additional liabilities are included in Future policy benefits for life and accident and health insurance contracts in the Condensed Consolidated Balance Sheets. Prior to the adoption of the standard, our additional liabilities consisted primarily of GMDBs on annuities, as well as universal-life contracts with secondary guarantees. Subsequent to the adoption of this standard, the GMDBs have been reclassified and reported as MRBs, while the universal-life contracts with secondary guarantees continue to be reported as additional liabilities.
The following table presents the transition rollforward of the additional liabilities:

	Individual Retirement	Group Retirement	Life Insurance	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 additional liabilities	$1,391	$219	$5,117	$55	$6,782
Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)	(875)	(130)	—	—	(1,005)
Adjustment for removal of related balances in Accumulated other comprehensive income (loss) originating from unrealized gains (losses)(b)	(516)	(89)	—	—	(605)
Post-adoption January 1, 2021 additional liabilities	$—	$—	$5,117	$55	$5,172
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(a)Adjustments for the reclassification of additional liabilities from Future policy benefits to MRBs represent contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. For additional information on the transition impacts associated with LDTI, see Note 13.
(b)Adjustments for the removal of related balances in AOCI originating from unrealized gains (losses) relate to the additional liabilities reclassified from Future policy benefits in the line above.
Post-adoption, our additional liabilities primarily consist of universal life policies with secondary guarantees and these additional liabilities are recognized in addition to the Policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances are reported within Policyholder contract deposits, while these additional liabilities are reported within the liability for future policy benefits in the Condensed Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on accumulated assessments, with related changes recognized through OCI. The policyholder behavior assumptions for these liabilities include mortality, lapses and premium persistency. The capital market assumptions used for the liability for universal life secondary guarantees include discount rates and net earned rates.
The following table presents the balances and changes in the liability for universal life policies with secondary guarantees and similar features:

	Three Months Ended March 31, 2023			Three Months Ended March 31, 2022
	Life Insurance	Corporate and Other	Total	Life Insurance	Corporate and Other	Total
(in millions, except duration of liability)
Balance, beginning of year (a)	$3,300	$55	$3,355	$4,952	$55	$5,007
Effect of changes in experience	74	(1)	73	108	(1)	107
Adjusted beginning balance	$3,374	$54	$3,428	$5,060	$54	$5,114
Assessments	179	—	179	168	—	168
Excess benefits paid	(238)	—	(238)	(290)	—	(290)
Interest accrual	28	1	29	34	1	35
Other	(5)	—	(5)	(7)	—	(7)
Changes related to unrealized appreciation (depreciation) of investments	119	—	119	(797)	—	(797)
Balance, end of period	$3,457	$55	$3,512	$4,168	$55	$4,223
Less: Reinsurance recoverable	(192)	—	(192)	(198)	—	(198)
Balance, end of period net of Reinsurance recoverable	$3,265	$55	$3,320	$3,970	$55	$4,025
Weighted average duration of liability (b)	26.4	9.4		27.1	9.8
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(a)Adjustments for the reclassifications between the liability for universal life policies with secondary guarantees and similar features and MRBs can be found in the MRBs transition table. For further detail of reclassifications, see Note 12.
(b)The weighted average liability durations are calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates, which can be found in the table below.
The following table presents the amount of revenue and interest recognized in the Condensed Consolidated Statements of Income (Loss) for the liability for universal life policies with secondary guarantees and similar features:

	Gross Assessments Three Months Ended March 31,		Interest Accretion Three Months Ended March 31,

(in millions)	2023	2022	2023	2022
Life Insurance	$299	$292	$28	$34
Corporate and Other	10	10	1	1
Total	$309	$302	$29	$35
The following table presents the calculation of weighted average interest rate for the liability for universal life policies with secondary guarantees and similar features:

March 31,	2023		2022
	Life Insurance	Corporate and Other	Life Insurance	Corporate and Other

Weighted-average interest rate	3.76%	4.24%	3.75%	4.20%
The weighted average interest rates are calculated using projected future net liability cash flows that are aggregated to the segment level, and are represented as an annual rate.
The following table presents details concerning our universal life policies with secondary guarantees and similar features:

	Three Months Ended March 31,
(in millions, except for attained age of contract holders)	2023	2022
Account value	$3,556	$3,361
Net amount at risk	$70,014	$66,220
Average attained age of contract holders	53	53
POLICYHOLDER CONTRACT DEPOSITS
The liability for Policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues. They are recorded directly to Policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included as Policy fees in revenues.
In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (i) index features accounted for as embedded derivatives at fair value, (ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. Changes in the fair value of the embedded derivatives related to policy index features and the fair value of derivatives hedging these liabilities are recognized in realized gains and losses. For additional information on index credits accounted for as embedded derivatives, see Note 4.
Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by funding agreements issued to the trust by one of our subsidiaries through our Institutional Markets business.
The following table presents the transition rollforward of Policyholder contract deposits account balances:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 Policyholder contract deposits	$85,097	$43,805	$10,286	$11,559	$4,145	$154,892
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)	(5,894)	(577)	—	—	—	(6,471)
Post-adoption January 1, 2021 Policyholder contract deposits	$79,203	$43,228	$10,286	$11,559	$4,145	$148,421
The following table presents the balances and changes in Policyholder contract deposits account balances(a):

Three Months Ended March 31, 2023	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$89,554	$43,395	$10,224	$11,734	$3,587	$158,494
Issuances	4,863	1,320	49	586	3	6,821
Deposits received	1	6	365	9	8	389
Policy charges	(244)	(110)	(384)	(17)	(16)	(771)
Surrenders and withdrawals	(3,171)	(2,016)	(56)	(403)	(20)	(5,666)
Benefit payments	(1,036)	(557)	(49)	(167)	(88)	(1,897)
Net transfers from (to) separate account	728	592	(1)	443	—	1,762
Interest credited	377	270	88	105	43	883
Other	(2)	3	(16)	4	(1)	(12)
Policyholder contract deposits account balance, end of period	$91,070	$42,903	$10,220	$12,294	$3,516	$160,003
Other reconciling items(b)	(1,889)	(279)	116	74	—	(1,978)
Policyholder contract deposits	89,181	42,624	10,336	12,368	3,516	158,025
Weighted average crediting rate	2.52%	2.78%	4.24%	3.55%	4.95%
Cash surrender value(c)	$84,906	$41,361	$8,874	$2,545	$1,781	$139,467

Three Months Ended March 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$84,097	$43,902	$10,183	$10,804	$3,823	$152,809
Issuances	3,896	1,152	73	82	3	5,206
Deposits received	3	8	369	13	9	402
Policy charges	(185)	(127)	(389)	(17)	(17)	(735)
Surrenders and withdrawals	(1,994)	(1,396)	(45)	(22)	(14)	(3,471)
Benefit payments	(1,017)	(544)	(69)	(72)	(89)	(1,791)
Net transfers from (to) separate account	529	616	—	3	(3)	1,145
Interest credited	500	277	101	61	45	984
Other	2	(1)	(31)	(7)	6	(31)
Policyholder contract deposits account balance, end of period	$85,831	$43,887	$10,192	$10,845	$3,763	$154,518
Other reconciling items(b)	(1,859)	(330)	24	94	—	(2,071)
Policyholder contract deposits	83,972	43,557	10,216	10,939	3,763	152,447
Weighted average crediting rate	2.36%	2.71%	4.23%	2.30%	4.88%
Cash surrender value(c)	$80,438	$43,193	$8,830	$2,529	$1,861	$136,851
__________________
(a)Transactions between the general account and the separate account are presented in this table on a gross basis (e.g., a policyholder's funds are initially deposited into the general account and then simultaneously transferred to the separate account), and thus, did not impact the ending balance of policyholder contract deposits.
(b)Reconciling items principally relate to MRBs that are bifurcated and reported separately, net of embedded derivatives that are recorded in PCD.
(c)Cash surrender value is related to the portion of policyholder contract deposits that have a defined cash surrender value (e.g. GICs, do not have a cash surrender value).
For information related to net amount at risk, refer to the table that presents the balances of and changes in MRBs in Note 12.
The following table presents Policyholder contract deposits account balance by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums:

March 31, 2023	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	$7,776	$2,562	$23,263	$33,601
> 1% - 2%	3,994	24	2,163	6,181
> 2% - 3%	9,155	1	390	9,546
> 3% - 4%	7,359	40	6	7,405
> 4% - 5%	452	—	4	456
> 5%	32	—	4	36
Total	$28,768	$2,627	$25,830	$57,225
Group Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	$2,063	$2,713	$6,049	$10,825
> 1% - 2%	5,005	908	353	6,266
> 2% - 3%	13,561	40	—	13,601
> 3% - 4%	658	—	—	658
> 4% - 5%	6,821	—	—	6,821
> 5%	153	—	—	153
Total	$28,261	$3,661	$6,402	$38,324
Life Insurance	Range of Guaranteed Minimum Credited Rate
<=1%	$—	$—	$—	$—
> 1% - 2%	—	131	349	480
> 2% - 3%	28	862	1,079	1,969
> 3% - 4%	1,417	118	198	1,733
> 4% - 5%	2,946	—	—	2,946
> 5%	222	—	—	222
Total	$4,613	$1,111	$1,626	$7,350
Total*	$61,642	$7,399	$33,858	$102,899
Percentage of total	60%	7%	33%	100%

March 31, 2022		At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
	<=1%	$10,456	$1,851	$18,812	$31,119
	> 1% - 2%	4,428	28	1,678	6,134
	> 2% - 3%	10,184	—	18	10,202
	> 3% - 4%	8,045	40	6	8,091
	> 4% - 5%	473	—	5	478
	> 5%	34	—	4	38
	Total	$33,620	$1,919	$20,523	$56,062
Group Retirement	Range of Guaranteed Minimum Credited Rate
	<=1%	$3,850	$1,684	$4,591	$10,125
	> 1% - 2%	6,316	411	7	6,734
	> 2% - 3%	14,648	—	—	14,648
	> 3% - 4%	702	—	—	702
	> 4% - 5%	6,955	—	—	6,955
	> 5%	159	—	—	159
	Total	$32,630	$2,095	$4,598	$39,323
Life Insurance	Range of Guaranteed Minimum Credited Rate
	<=1%	$—	$—	$—	$—
	> 1% - 2%	104	24	355	483
	> 2% - 3%	246	540	1,210	1,996
	> 3% - 4%	1,388	207	186	1,781
	> 4% - 5%	3,052	2	—	3,054
	> 5%	228	—	—	228
	Total	$5,018	$773	$1,751	$7,542
Total*		$71,268	$4,787	$26,872	$102,927
Percentage of total		69%	5%	26%	100%
__________________
*Excludes policyholder contract deposits account balances that are not subject to guaranteed minimum crediting rates.
OTHER POLICYHOLDER FUNDS
Other policyholder funds include URR, consisting of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Amortization of URR is recorded in Policy fees.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Similar to unrealized appreciation (depreciation) of investments for DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on EGPs, with related changes recognized through OCI.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
URR for investment-oriented contracts are generally deferred and amortized into income using the same assumptions and factors used to amortize DAC (i.e., on a constant level basis). Changes in future assumptions are applied by adjusting the amortization rate prospectively. The Company has elected to implicitly account for actual experience, whether favorable or unfavorable, in its amortization of URR (i.e., policy fees) each period.
The following table presents the transition rollforward of URR:

(in millions)	Life Insurance	Institutional Markets	Corporate and Other	Total

Pre-adoption December 31, 2020 URR balance	$1,413	$2	$132	$1,547
Adjustment for removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	248	—	—	248
Post-adoption January 1, 2021 URR balance	$1,661	$2	$132	$1,795
Prior to the adoption of LDTI, URR for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances were reducing URR.
The following table presents a rollforward of the unearned revenue reserve for the three months periods ended March 31, 2023 and 2022:

Three Months Ended March 31, 2023	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,727	$2	$105	$1,834
Revenue deferred	38	—	—	38
Amortization	(27)	(1)	(2)	(30)
Balance, end of period	$1,738	$1	$103	$1,842
Other reconciling items*				1,055
Other policyholder funds				$2,897

Three Months Ended March 31, 2022	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,693	$2	$116	$1,811
Revenue deferred	35	—	—	35
Amortization	(27)	—	(3)	(30)
Balance, end of period	$1,701	$2	$113	$1,816
Other reconciling items*				1,068
Other policyholder funds				$2,884
_________________
*Other reconciling items include policyholders' dividend accumulations, provisions for future dividends to participating policyholders, dividends to policyholders and any similar items.
Insurance Liabilities
FUTURE POLICY BENEFITS
Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in Future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant receives life contingent payments over their lifetime. Also included are pension risk transfer arrangements whereby an upfront premium is received in exchange for guaranteed retirement benefits. All payments under these arrangements are fixed and determinable with respect to their amounts and dates.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Future policy benefits for traditional and limited pay contracts were reserved using actuarial assumptions locked-in at contract issuance. These assumptions were only updated when a loss recognition event occurred. Also included in Future policy benefits, were reserves for contracts in loss recognition, including the adjustment to reflect the effect of unrealized gains on fixed maturity securities available for sale with related changes recognized through Other comprehensive income (loss).
Future policy benefits also included certain guaranteed benefits of annuity products that were not considered embedded derivatives.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
For traditional and limited pay long-duration products, benefit reserves are accrued and benefit expense is recognized using a NPR methodology for each annual cohort of business. This NPR method incorporates periodic retrospective revisions to the NPR to reflect updated actuarial assumptions and variances in actual versus expected experience. The Future policy benefit liability is accrued by multiplying the gross premium recognized in each period by the NPR. The net premium is equal to the portion of the gross premium required to provide for all benefits and certain expenses and may not exceed 100%. Benefits in excess of premiums are expensed immediately through Policyholder benefits. In addition, periodic revisions to the NPR below 100% may result in reclassification between the benefit reserves and deferred profit liability for limited pay contracts.
Insurance contracts are aggregated into annual cohorts for the purposes of determining the Liability for future policy benefits (“LFPB”), but are not aggregated across segments. These annual cohorts may be further segregated based on product characteristics, or to distinguish business reinsured from non-reinsured business or products issued in different functional currencies. The assumptions used to calculate the future policy benefits include discount rates, persistency and recognized morbidity and mortality tables modified to reflect the Company's experience.
The current discount rate assumption for the liability for future policy benefits is derived from market observable yields on upper-medium-grade fixed income instruments. The Company uses an external index as the source of the yields on these instruments for the first 30 years. For years 30 to 50, the yield is derived using market observable yields. Yields for years 50 to 100 are extrapolated using a flat forward approach, maintaining a constant forward spread through the period. The current discount rate assumption is updated quarterly and used to remeasure the liability at the reporting date, with the resulting change in the discount rate reflected in AOCI.
The method for constructing and applying the locked-in discount rate assumptions on newly issued business is determined based on factors such as product characteristics and the expected timing of cash flows. This discount rate assumption is derived from market observable yields on upper-medium-grade fixed income instruments. Similar to the current discount rate assumption, the Company may employ conversion and interpolation methodologies when necessary. The applicable interest accretion is reflected in Policyholder benefits in the Consolidated Statements of Income (Loss).
The following table presents the transition rollforward of the liability for future policy benefits for nonparticipating contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 liability for future policy benefits balance	$1,309	$282	$11,129	$11,029	$22,206	$45,955
Adjustments for the reclassification to the deferred profit liability	(65)	(8)	—	(766)	(859)	(1,698)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	(14)	2	16	4	55	63
Effect of the remeasurement of the liability at a current single A rate	156	63	2,977	1,655	7,611	12,462
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other	(63)	(60)	4	(292)	—	(411)
Post-adoption January 1, 2021 liability for future policy benefits balance	$1,323	$279	$14,126	$11,630	$29,013	$56,371
Adjustments for the reclassification between the liability for future policy benefits and deferred profit liability represent changes in the NPRs that are less than 100% at transition for certain limited pay cohorts, resulting in a reclassification between the two liabilities, with no impact on Retained earnings.
Adjustments for changes in cash flow assumptions represents revised NPRs in excess of 100% for certain cohorts at transition, with an offset to Retained earnings.
The effect of the remeasurement at the current single A rate is reported at the transition date and each subsequent balance sheet date, with an offset in AOCI.
Prior to adoption, loss recognition for traditional products was adjusted for the effect of unrealized gains on fixed maturity securities available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI.
The following tables present the balances and changes in the liability for future policy benefits and a reconciliation of the net liability for future policy benefits to the liability for future policy benefits in the Consolidated Balance Sheets:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$14,369	$—	$1,274	$15,643
Effect of changes in discount rate assumptions (AOCI)	—	—	(706)	—	(150)	(856)
Beginning balance at original discount rate	—	—	13,663	—	1,124	14,787
Effect of changes in cash flow assumptions	—	—	123	—	—	123
Effect of actual variances from expected experience	—	—	(79)	—	7	(72)
Adjusted beginning of year balance	—	—	13,707	—	1,131	14,838
Issuances	—	—	1,358	—	—	1,358
Interest accrual	—	—	397	—	48	445
Net premium collected	—	—	(1,418)	—	(123)	(1,541)
Foreign exchange impact	—	—	(517)	—	—	(517)
Other	—	—	(1)	—	1	—
Ending balance at original discount rate	—	—	13,526	—	1,057	14,583
Effect of changes in discount rate assumptions (AOCI)	—	—	(1,872)	—	(66)	(1,938)
Balance, end of year	$—	$—	$11,654	$—	$991	$12,645
Present value of expected future policy benefits
Balance, beginning of year	$1,373	$264	$27,442	$13,890	$27,674	$70,643
Effect of changes in discount rate assumptions (AOCI)	(95)	(46)	(2,717)	(870)	(5,673)	(9,401)
Beginning balance at original discount rate	1,278	218	24,725	13,020	22,001	61,242
Effect of changes in cash flow assumptions(a)	—	—	140	(6)	—	134
Effect of actual variances from expected experience(a)	(30)	(2)	(94)	3	1	(122)
Adjusted beginning of year balance	1,248	216	24,771	13,017	22,002	61,254
Issuances	216	12	1,374	2,782	9	4,393
Interest accrual	42	10	876	459	1,233	2,620
Benefit payments	(116)	(26)	(1,757)	(821)	(1,483)	(4,203)
Foreign exchange impact	—	—	(657)	(339)	—	(996)
Other	—	1	(4)	—	(249)	(252)
Ending balance at original discount rate	1,390	213	24,603	15,098	21,512	62,816
Effect of changes in discount rate assumptions (AOCI)	(167)	(2)	(3,424)	(2,634)	(1,083)	(7,310)
Balance, end of year	$1,223	$211	$21,179	$12,464	$20,429	$55,506
Net liability for future policy benefits, end of year	1,223	211	9,525	12,464	19,438	42,861

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Liability for future policy benefits for certain participating contracts	—	—	14	—	1,338	1,352
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	3,300	—	55	3,355
Deferred profit liability	99	12	15	1,281	896	2,303
Other reconciling items(c)	37	—	500	—	110	647
Future policy benefits for life and accident and health insurance contracts	1,359	223	13,354	13,745	21,837	50,518
Less: Reinsurance recoverable:	(4)	—	(1,107)	(36)	(21,837)	(22,984)
Net liability for future policy benefits after reinsurance recoverable	$1,355	$223	$12,247	$13,709	$—	$27,534
Weighted average liability duration of the liability for future policy benefits(d)	7.6	6.9	12.2	10.8	11.4

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$13,793	$—	$1,506	$15,299
Effect of changes in discount rate assumptions (AOCI)	—	—	(1,374)	—	(249)	(1,623)
Beginning balance at original discount rate	—	—	12,419	—	1,257	13,676
Effect of changes in cash flow assumptions	—	—	164	—	(72)	92
Effect of actual variances from expected experience	—	—	371	—	14	385
Adjusted beginning of year balance	—	—	12,954	—	1,199	14,153
Issuances	—	—	1,727	—	—	1,727
Interest accrual	—	—	392	—	54	446
Net premium collected	—	—	(1,364)	—	(129)	(1,493)
Foreign exchange impact	—	—	(46)	—	—	(46)
Other	—	—	—	—	—	—
Ending balance at original discount rate	—	—	13,663	—	1,124	14,787
Effect of changes in discount rate assumptions (AOCI)	—	—	706	—	150	856
Balance, end of year	—	—	14,369	—	1,274	15,643
Present value of expected future policy benefits
Balance, beginning of year	$1,323	$279	$27,919	$11,630	$30,519	$71,670
Effect of changes in discount rate assumptions (AOCI)	(156)	(63)	(4,351)	(1,654)	(7,862)	(14,086)
Beginning balance at original discount rate	1,167	216	23,568	9,976	22,657	57,584
Effect of changes in cash flow assumptions(a)	—	—	193	—	(83)	110
Effect of actual variances from expected experience(a)	1	(1)	413	(3)	(121)	289
Adjusted beginning of year balance	1,168	215	24,174	9,973	22,453	57,983
Issuances	172	21	1,713	3,366	15	5,287
Interest accrual	41	11	876	380	1,085	2,393
Benefit payments	(101)	(28)	(1,981)	(696)	(1,530)	(4,336)
Foreign exchange impact	—	—	(60)	(3)	—	(63)
Other	(2)	(1)	3	—	(22)	(22)
Ending balance at original discount rate	1,278	218	24,725	13,020	22,001	61,242
Effect of changes in discount rate assumptions (AOCI)	95	46	2,717	870	5,673	9,401
Balance, end of year	1,373	264	27,442	13,890	27,674	70,643
Net liability for future policy benefits, end of year	1,373	264	13,073	13,890	26,400	55,000
Liability for future policy benefits for certain participating contracts	—	—	15	—	1,382	1,397
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	4,952	—	55	5,007
Deferred profit liability	81	11	10	1,218	916	2,236
Other reconciling items(c)	42	—	485	1	102	630
Future policy benefits for life and accident and health insurance contracts	1,496	275	18,535	15,109	28,855	64,270
Less: Reinsurance recoverable:	(4)	—	(1,715)	(47)	(28,855)	(30,621)

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Net liability for future policy benefits after reinsurance recoverable	$1,492	$275	$16,820	$15,062	$—	$33,649
Weighted average liability duration of the liability for future policy benefits(d)	8.6	7.8	14.4	13.0	13.7
__________________
(a)Effect of changes in cash flow assumptions and variances from actual experience are partially offset by changes in deferred profit liability.
(b)Additional details can be found in the table that presents the balances and changes in the liability for universal life policies with secondary guarantees and similar features.
(c)Other reconciling items primarily include the Accident and Health as well as Group Benefits (short-duration) contracts.
(d)The weighted average liability durations are calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates and current discount rate, which can be found in the table below.
For the years ended December 31, 2022 and 2021 in the traditional term life insurance block, capping of NPRs at 100% causes our reserves to be higher by $26 million and $15 million, respectively. The discount rate was updated based on market observable information. Relative to prior period, the increase in upper-medium-grade fixed income yields resulted in a decrease in the liability for future policy benefits.
The following table presents the amount of undiscounted expected future benefit payments and expected gross premiums for future policy benefits for nonparticipating contracts:

		Year Ended December 31,
(in millions)		2022	2021
Individual Retirement	Expected future benefits and expense	$1,959	$1,747
	Expected future gross premiums	$—	$—
Group Retirement	Expected future benefits and expense	$321	$328
	Expected future gross premiums	$—	$—
Life Insurance	Expected future benefits and expense	$38,909	$38,869
	Expected future gross premiums	$29,035	$29,272
Institutional Markets	Expected future benefits and expense	$25,066	$20,839
	Expected future gross premiums	$—	$—
Corporate and Other	Expected future benefits and expense	$44,530	$46,038
	Expected future gross premiums	$2,262	$2,437
The following table presents the amount of revenue and interest recognized in the Consolidated Statement of Income (Loss) for future policy benefits for nonparticipating contracts:

	Gross Premiums Year Ended December 31,		Interest Accretion Year Ended 31,

(in millions)	2022	2021	2022	2021
Individual Retirement	$224	$186	$42	$41
Group Retirement	$19	$21	$10	$11
Life Insurance	$2,342	$2,319	$479	$484
Institutional Markets	$2,940	$3,818	$459	$380
Corporate and Other	$224	$236	$1,185	$1,031
Total	$5,749	$6,580	$2,175	$1,947
The following table presents the weighted-average interest rate for future policy benefits for nonparticipating contracts:

December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other

Weighted-average interest rate, original discount rate	3.58%	5.17%	4.08%	3.56%	4.88%
Weighted-average interest rate, current discount rate	5.32%	5.30%	5.33%	5.30%	5.36%
December 31, 2021
Weighted-average interest rate, original discount rate	3.23%	4.96%	4.11%	3.22%	4.83%
Weighted-average interest rate, current discount rate	2.75%	2.68%	2.85%	2.71%	3.08%
The weighted average interest rates are calculated using projected future net liability cash flows that are aggregated to the segment level, and are represented as an annual rate.
Actuarial Assumption Updates for Liability for Future Policy Benefits
Corebridge undertook a review of all significant assumptions in 2022, 2021, and 2020. Corebridge recognized a $7 million favorable (mostly offset by corresponding DPL adjustment), $25 million unfavorable, and $0 impact in net income for 2022, 2021, and 2020, respectively, attributable to the annual actuarial assumption review. For 2022, the impact was due to updates to mortality and retirement assumption on certain pension risk transfer products. For 2021, the impact was mainly due to updated mortality on Traditional Life products. Assumptions left unchanged were deemed to be consistent with management’s best estimate at the time of the review.
Deferred Profit Liability: Corebridge issues certain annuity and life insurance contracts where premiums are paid up-front or for a shorter period than benefits will be paid (i.e., limited pay contracts). A DPL is required to be established to avoid recognition of gains when these contracts are issued. DPLs are amortized over the life of the contracts to align the revenue recognized with the related benefit expenses. The DPL is amortized in a constant relationship to the amount of discounted insurance in force for life insurance or expected future benefit payments for annuity contracts over the term of the contract.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Limited pay contracts were subject to a lock-in concept and assumptions derived at policy issue were not subsequently updated unless a loss recognition event occurred. The net premiums were recorded as revenue. The difference between the gross premium received and the net premium was deferred and recognized in premiums in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This unearned revenue (deferred profit) was recorded in the Consolidated Balance Sheets in Other policyholder funds.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
The difference between the gross premium received and recorded as revenue and the net premium is deferred and recognized in Policyholder benefits in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This deferred profit liability accretes interest and is recorded in the Consolidated Balance Sheets in Future policy benefits. Cash flow assumptions included in the measurement of the DPL are the same as those utilized in the respective LFPBs and are reviewed at least annually. The cash flow estimates for DPLs are updated on a retrospective catch-up basis at the same time as the cash flow estimates for the related LFPBs. The updated LFPB cash flows are used to recalculate the DPL at the inception of the applicable related LFPB cohort. The difference between the recalculated DPL at the beginning of the current reporting period and the carrying amount of the DPL at the current reporting period is recognized as a gain or loss in Policyholder benefits in the Consolidated Statements of Income (Loss).
The following table presents the transition rollforward for deferred profit liability for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 deferred profit liability balance	$2	$—	$5	$64	$—	$71
Adjustments for the reclassification from/(to) the liability for the future policy benefits	65	8	—	766	859	1,698
Post-adoption January 1, 2021 deferred profit liability balance	$67	$8	$5	$830	$859	$1,769
Adjustments for the reclassification between the liability for future policy benefits and deferred profit liability represent changes in the NPRs that are less than 100% at transition for certain limited pay cohorts, resulting in a reclassification between the two liabilities, with no impact on retained earnings.
Additional Liabilities: For universal-life type products, insurance benefits in excess of the account balance are generally recognized as expenses in the period incurred unless the design of the product is such that future charges are insufficient to cover the benefits, in which case an “additional liability” is accrued over the life of the contract. These additional liabilities are included in Future policy benefits for life and accident and health insurance contracts in the Consolidated
The following table presents the transition rollforward of the additional liabilities:

	Individual Retirement	Group Retirement	Life Insurance	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 additional liabilities	$1,391	$219	$5,117	$55	$6,782
Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)	(875)	(130)	—	—	(1,005)
Adjustment for removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)(b)	(516)	(89)	—	—	(605)
Post-adoption January 1, 2021 additional liabilities	$—	$—	$5,117	$55	$5,172
__________________
(a)Adjustments for the reclassification of additional liabilities from Future policy benefits to MRBs represent contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. Refer to Note 13 for additional information on the transition impacts associated with LDTI.
(b)Adjustments for the removal of related balances in AOCI originating from unrealized gains (losses) relate to the additional liabilities reclassified from Future policy benefits in the line above.
Post-adoption, our additional liabilities primarily consist of universal life policies with secondary guarantees and these additional liabilities are recognized in addition to the Policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances are reported within Policyholder contract deposits, while these additional liabilities are reported within the liability for future policy benefits in the Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on accumulated assessments, with related changes recognized through Other comprehensive income. The policyholder behavior assumptions for these liabilities include mortality, lapses and premium persistency. The capital market assumptions used for the liability for universal life secondary guarantees include discount rates and net earned rates.
The following table presents the balances and changes in the liability for universal life policies:

	Year Ended December 31, 2022			Year Ended December 31, 2021
(in millions, except weighted average duration of liability )	Life Insurance	Corporate and Other	Total	Life Insurance	Corporate and Other	Total
Balance, beginning of year	$4,952	$55	$5,007	$5,117	$55	$5,172
Effect of changes in assumptions	(24)	—	(24)	(116)	—	(116)
Effect of changes in experience	303	(4)	299	331	(4)	327
Adjusted beginning balance	$5,231	$51	$5,282	$5,332	$51	$5,383
Assessments	687	2	689	669	2	671
Excess benefits paid	(909)	—	(909)	(859)	—	(859)
Interest accrual	126	2	128	136	2	138
Other	(11)	—	(11)	24	—	24
Changes related to unrealized appreciation (depreciation) of investments	(1,824)	—	(1,824)	(350)	—	(350)
Balance, end of year	$3,300	$55	$3,355	$4,952	$55	$5,007
Less: Reinsurance recoverable	(191)	—	(191)	(200)	—	(200)
Balance, end of period net of Reinsurance recoverable	$3,109	$55	$3,164	$4,752	$55	$4,807
Weighted average duration of liability*	26.3	9.5		27.1	9.8
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*The weighted average duration of liability is calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates, which can be found in the table below.
The following table presents the amount of revenue and interest recognized in the Consolidated Statement of Income (Loss) for the liability for universal life policies with secondary guarantees and similar features:

	Gross Assessments Year Ended December 31,		Interest Accretion Year Ended December 31,
(in millions)	2022	2021	2022	2021
Life Insurance	$1,193	$1,187	$126	$136
Corporate and Other	39	39	2	2
Total	$1,232	$1,226	$128	$138
The following table presents the calculation of weighted average interest rate for the liability for universal life policies with secondary guarantees and similar features:

December 31,	2022		2021
	Life Insurance	Corporate and Other	Life Insurance	Corporate and Other
Weighted-average interest rate	3.76%	4.24%	3.74%	4.21%
The weighted average interest rates are calculated using projected future net liability cash flows that are aggregated to the segment level, and are represented as an annual rate.
The following table presents details concerning our universal life policies with secondary guarantees and similar features:

	Years Ended December 31,
(in millions, except for attained age of contract holders)	2022	2021
Account value	$3,514	$3,313
Net amount at risk	$69,335	$65,801
Average attained age of contract holders	53	53
Corebridge undertook a review of all significant assumptions in 2022, 2021, and 2020. Corebridge recognized a $24 million favorable, $117 million favorable, and $251 million unfavorable impact in net income for 2022, 2021, and 2020, respectively, attributable to the annual actuarial assumption review. For 2022, the impacts were due to modeling refinements to reflect actual versus expected asset data related to calls and capital gains. For 2021, the impacts were primarily due to the update in the reserving methodology, partially offset by assumption updates to mortality. Assumptions left unchanged were deemed to be consistent with management’s best estimate at the time of the review. For 2020, the impacts were driven by assumption updates to mortality.
POLICYHOLDER CONTRACT DEPOSITS
The liability for Policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.0% to 9.0% at December 31, 2022, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues. They are recorded directly to Policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included as Policy fees in revenues.
In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (i) index features accounted for as embedded derivatives at fair value, (ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. Changes in the fair value of the embedded derivatives related to policy index features and the fair value of derivatives hedging these liabilities are recognized in realized gains and losses.
For additional information on index credits accounted for as embedded derivatives, see Note 4.
The following table presents the transition rollforward of Policyholder contract deposits account balances:

(in millions)	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
Pre-adoption December 31, 2020 Policyholder contract deposits	$85,097	$43,805	$10,286	$11,559	$4,145	$154,892
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)	(5,894)	(577)	—	—	—	(6,471)
Post-adoption January 1, 2021 Policyholder contract deposits	$79,203	$43,228	$10,286	$11,559	$4,145	$148,421
The following table presents the balances and changes in Policyholder contract deposits account balances(a):

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$84,097	$43,902	$10,183	$10,804	$3,823	$152,809
Issuances	15,175	4,927	190	1,468	15	21,775
Deposits received	11	19	1,484	26	33	1,573
Policy charges	(870)	(462)	(1,570)	(69)	(65)	(3,036)
Surrenders and withdrawals	(8,921)	(5,712)	(211)	(134)	(64)	(15,042)
Benefit payments	(3,798)	(2,528)	(216)	(775)	(349)	(7,666)
Net transfers from (to) separate account	2,248	2,149	(5)	144	—	4,536
Interest credited	1,608	1,100	377	301	178	3,564
Other	4	—	(8)	(31)	16	(19)
Ending Policyholder contract deposits account balance	$89,554	$43,395	$10,224	$11,734	$3,587	$158,494
Other reconciling items(b)	(2,136)	(319)	34	(16)	1	(2,436)
Policyholder contract deposits	$87,418	$43,076	$10,258	$11,718	$3,588	$156,058

Weighted average crediting rate	2.43%	2.77%	4.29%	2.71%	4.91%
Cash surrender value(o)	83,278	41,831	8,866	2,537	1,808	138,320

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$80,012	$43,406	$10,012	$11,351	$4,143	$148,924
Issuances	13,760	5,124	225	1,230	18	20,357
Deposits received	14	22	1,477	42	35	1,590
Policy charges	(781)	(523)	(1,567)	(65)	(69)	(3,005)
Surrenders and withdrawals	(8,863)	(5,795)	(212)	(91)	(76)	(15,037)
Benefit payments	(4,031)	(2,329)	(245)	(1,948)	(374)	(8,927)
Net transfers from (to) separate account	1,531	2,750	(2)	61	—	4,340
Interest credited	2,444	1,249	447	263	191	4,594
Other	11	(2)	48	(39)	(45)	(27)
Ending Policyholder contract deposits account balance	$84,097	$43,902	$10,183	$10,804	$3,823	$152,809
Other reconciling items(b)	(1,289)	(259)	117	165	2	(1,264)
Policyholder contract deposits	$82,808	$43,643	$10,300	$10,969	$3,825	$151,545
Weighted average crediting rate	2.42%	2.79%	4.28%	2.41%	4.92%
Cash surrender value(c)	$79,787	$43,359	$8,826	$2,520	$1,880	$136,372
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(a)Transactions between the general account and the separate account are presented in this table on a gross basis (e.g., a policyholder's funds are initially deposited into the general account and then simultaneously transferred to the separate account), and thus, did not impact the ending balance of policyholder contract deposits.
(b)Reconciling items principally relate to MRBs that are bifurcated and reported separately, net of embedded derivatives that are recorded in PCD.
(c)Cash surrender value is related to the portion of policyholder contract deposits that have a defined cash surrender value (e.g. GICs, do not have a cash surrender value).
For information related to net amount at risk, refer to the table that presents the balances of and changes in MRBs in Note 13.
The following table presents Policyholder contract deposits account balance by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums:

December 31, 2022		At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
	<=1%	8,766	2,161	21,702	32,629
	> 1% - 2%	4,208	24	2,195	6,427
	> 2% - 3%	9,502	—	17	9,519
	> 3% - 4%	7,630	40	6	7,676
	> 4% - 5%	456	—	5	461
	> 5%	33	—	4	37
	Total	$30,595	$2,225	$23,929	$56,749
Group Retirement	Range of Guaranteed Minimum Credited Rate
	<=1%	3,611	1,427	5,609	10,647
	> 1% - 2%	5,628	727	150	6,505
	> 2% - 3%	13,968	3	—	13,971
	> 3% - 4%	666	—	—	666
	> 4% - 5%	6,843	—	—	6,843
	> 5%	154	—	—	154
	Total	$30,870	$2,157	$5,759	$38,786
Life Insurance	Range of Guaranteed Minimum Credited Rate
	<=1%	—	—	—	—
	> 1% - 2%	1	129	352	482
	> 2% - 3%	32	831	1,116	1,979
	> 3% - 4%	1,369	180	195	1,744
	> 4% - 5%	2,974	—	—	2,974
	> 5%	223	—	—	223
	Total	4,599	1,140	1,663	7,402
Total*		$66,064	$5,522	$31,351	$102,937
Percentage of total		64%	5%	30%	100%

December 31, 2021		At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
	<=1%	10,212	1,911	17,935	30,058
	> 1% - 2%	4,540	28	1,681	6,249
	> 2% - 3%	10,353	—	18	10,371
	> 3% - 4%	8,150	41	6	8,197
	> 4% - 5%	477	—	5	482
	> 5%	34	—	4	38
	Total	$33,766	$1,980	$19,649	$55,395
Group Retirement	Range of Guaranteed Minimum Credited Rate
	<=1%	2,134	3,254	4,682	10,070
	> 1% - 2%	6,027	644	99	6,770
	> 2% - 3%	14,699	—	—	14,699
	> 3% - 4%	708	—	—	708
	> 4% - 5%	6,962	—	—	6,962
	> 5%	159	—	—	159
	Total	$30,689	$3,898	$4,781	$39,368
Life Insurance	Range of Guaranteed Minimum Credited Rate
	<=1%	—	—	—	—
	> 1% - 2%	103	25	359	487
	> 2% - 3%	258	533	1,208	1,999
	> 3% - 4%	1,417	178	213	1,808
	> 4% - 5%	3,085	2	—	3,087
	> 5%	236	—	—	236
	Total	$5,099	$738	$1,780	$7,617
Total*		$69,554	$6,616	$26,210	$102,380
Percentage of total		68%	6%	26%	100%
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*Excludes policyholder contract deposits account balances that are not subject to guaranteed minimum crediting rates.
Funding Agreements
Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by funding agreements issued to the trust by one of our Life and Retirement companies.
USL is a member of the FHLB of New York, while VALIC and AGL are members of the FHLB of Dallas. Membership with both FHLBs provides us with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. Our ownership in the FHLB stock is reported in Other invested assets within the Consolidated Balance Sheets. Pursuant to the membership terms, we elected to pledge such stock to the FHLB as collateral for our obligations under agreements entered into with the FHLB.
Our net borrowing capacity under such facilities with FHLB of Dallas and FHLB of New York as of December 31, 2022 is $4.4 billion. As of December 31, 2022, we pledged $7.4 billion as collateral to the FHLB, including assets backing funding agreements.
Corebridge issued the following funding agreements to the FHLB of Dallas and FHLB of New York; these obligations are reported in Policyholder contract deposits in the Consolidated Balance Sheets:
The following table presents details concerning our funding agreements as of December 31, 2022:

December 31, 2022		Payments due by period
(in millions)	Gross Amounts	2023	2024-2025	2026-2027	Thereafter	Stated Interest rates
FHLB Facility
FHLB of Dallas	$3,357	$—	$52	$378	$2,927	DNU Auction* + 22 to 30 bps
FHLB of Dallas	1,000	—	—	1,000	—	3.53%
FHLB of New York	241	—	241	—	—	1.52% to 2.70%
	$4,598	$—	$293	$1,378	$2,927
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*Discount Note Advance (“DNA”) Auction is based on either a 4-Week or 3-Month tenor, depending on contractual terms of each borrowing.
OTHER POLICYHOLDER FUNDS
Other policyholder funds include URR, consisting of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Amortization of URR is recorded in Policy fees.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Similar to unrealized appreciation (depreciation) of investments for DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on EGPs, with related changes recognized through Other comprehensive income.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
URR for investment-oriented contracts are generally deferred and amortized into income using the same assumptions and factors used to amortize DAC (i.e., on a constant level basis). Changes in future assumptions are applied by adjusting the amortization rate prospectively. The Company has elected to implicitly account for actual experience, whether favorable or unfavorable, in its amortization of URR (i.e., policy fees) each period.
Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. The participating life business represented approximately 0.7% of gross insurance in force at December 31, 2022 and 1.3% of gross domestic premiums and other considerations in 2022. The amount of annual dividends to be paid is approved locally by the Corebridge Boards of Directors. Provisions for future dividend payments are computed by jurisdiction, reflecting local regulations. The portions of current and prior net income and of current unrealized appreciation of investments that can inure to our benefit are restricted in some cases by the insurance contracts and by the local insurance regulations of the jurisdictions in which the policies are in force.
Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in Other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.
The following table presents the transition rollforward of URR:

(in millions)	Life Insurance	Institutional Markets	Corporate and Other	Total
Pre-adoption December 31, 2020 URR balance	$1,413	$2	$132	$1,547
Adjustment for removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	248	—	—	248
Post-adoption January 1, 2021 URR balance	$1,661	$2	$132	$1,795
Prior to the adoption of LDTI, URR for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances were reducing URR.
The following table presents a rollforward of the unearned revenue reserve for the year ended December 31, 2022 and 2021:

Year Ended December 31, 2022	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,693	$2	$116	$1,811
Revenue deferred	143	—	—	143
Amortization	(109)	—	(11)	(120)
Ending balance	$1,727	$2	$105	$1,834
Other reconciling items*				1,051
Other policyholder funds				$2,885

Year Ended December 31, 2021	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,661	$2	$132	$1,795
Revenue deferred	140	—	—	140
Amortization	(108)	—	(15)	(123)
Other, including foreign exchange	—	—	(1)	(1)
Ending balance	$1,693	$2	$116	$1,811
Other reconciling items*				1,068
Other policyholder funds				$2,879
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*Other reconciling items include policyholders' dividend accumulations, provisions for future dividends to participating policyholders, dividends to policyholders and any similar items.